Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Level 1
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	$ 764	$ 488
Financial instrument (non-current asset)	3,170	3,002
Financial instrument (current liability)	35	83
Level 2
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	865	85
Financial instrument (non-current asset)	39,152	31,069
Financial instrument (current liability)	103	1,045
Financial instrument (non-current liability)	$ 1,635	$ 3,743